Investment Risks - Future of Energy Fund	Nov. 30, 2025
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment RiskAn investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account any reinvestment of Fund dividends and distributions.
Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Volatility Risk The Fund’s strategy of focusing its investments in Energy and Energy-Related Companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the Energy and Energy-Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of Energy and Energy-Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.
Energy Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Energy Sector RisksThe Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector has lagged the performance of other sectors or the broader market as a whole. Recent uncertainty in the energy markets has had an adverse effect on energy-related securities, and it is unclear when these markets may stabilize. In addition, there are several specific risks associated with investments in the energy sector, including the following: ●Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed. ●The global energy markets are especially vulnerable to war, sanctions, trade disruptions, tarrifs and other geopolitical risks. ●Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of Energy and Energy-Related Companies. ●Slowdowns in new construction and acquisitions can limit growth potential. ●A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows. ●Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of Energy and Energy-Related Companies to make distributions. ●Changes in the regulatory environment could adversely affect the profitability of Energy and Energy-Related Companies. ●Extreme weather or other natural disasters could impact the value of Energy and Energy-Related Companies. ●Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities. ●Threats of attack by terrorists on energy assets could impact the market for Energy and Energy-Related Companies.
Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stock RiskWhile common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.
Industry Specific Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Specific Risks Entities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve. These sectors include pipelines, gathering and processing, midstream, exploration and production, propane, coal and marine shipping.
Utilities Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Utilities Sector RiskCompanies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters, terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from changes in regulations; and liabilities for environmental damage and general civil liabilities.
Natural Resources Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Natural Resources RiskThe Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism or sanctions) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. In particular Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities RiskThe Fund may invest in securities that are rated below investment grade or equivalent unrated securities. Below investment grade securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity RiskLiquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so.
Foreign Non US Securities and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Securities and Emerging Markets RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund, and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
Clean Energy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Clean Energy RiskMany clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints, technological difficulties, or public and regulatory opposition. Clean energy companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in the supply of and demand for clean energy products, changes in energy prices, and international political events may cause fluctuations in the performance of clean energy companies and the prices of their securities.
Renewable Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Renewable Companies RiskRenewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors. Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or exploration projects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).
Royalty and Income Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Royalty and Income Trust Risk Royalty and income trusts generally make single-sector or even single-enterprise investments, and their investments are therefore sensitive to business cycles, particularly real estate or commodities trusts. Certain trusts may be considered partnerships and their interests may not provide the same limited liability protection as common stocks. Distributions from these trusts may include return of capital invested and, since valuation of a trust’s unit is often driven by a multiple of the entire distribution, units of a trust distributing returns of capital may be priced above their economic value. Royalty trusts and income trusts do not guarantee minimum distributions or even return of capital, and if a trust’s investments lose money, the trust can reduce or even eliminate distributions, which will typically be accompanied by a loss in the market value of trust units. To the extent these trusts pay out more than their net income (returns of capital), the trusts’ capital will decline over time. To the extent that the value of royalty trusts or income trusts is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the trusts’ market value. Royalty trusts and income trusts frequently are found in Canada, and an investment in a Canadian trust will be subject to certain additional risks of investing in foreign securities.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership RiskAn investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
Interest Rate Risk to Energy and Energy Related Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk to Energy and Energy-Related Companies RiskRising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy and Energy-Related Companies to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of Energy and Energy-Related Companies. Rising interest rates may also impact the price of the securities of Energy and Energy-Related Companies as the yields on alternative investments increase.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax RiskThe Fund intends to qualify each year as a regulated investment company (“RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet, among other things, certain asset diversification requirements at the close of each quarter of its taxable year. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the IRS or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this requirement.
Derivatives and Hedging Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Hedging Transactions RiskThe use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, financial leverage risk, liquidity risk, over-the-counter (“OTC”) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including minimum margin and capital, clearing and trade execution requirements. The European Union, United Kingdom and some other jurisdictions have implemented and continue to implement similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments. Rule 18f-4 under the 1940 Act requires that, among other things, the Fund limit its use of derivatives to maintain its status as a “limited derivatives user.” If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program. Rule 18f-4 may curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options Risk There are various risks associated with the Fund’s use of options, including risks from writing covered call options, writing naked call options and writing put options. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. The Fund may also write unlisted OTC options, which differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.
Restricted and Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Restricted and Illiquid Securities Risk The Fund may invest in investments that may be illiquid (i.e., securities that may be difficult to sell at a desirable time or price). Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Such securities may include Energy and Energy-Related Companies and non-Energy and Energy-Related Companies.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.Recent examples include the ongoing conflicts in Ukraine and the Middle East, recent political and military developments in Venezuela, and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.
Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund. Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cyber Security RiskWith the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors (defined below)), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, a Subadvisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund, the Advisor and the Subadvisors may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Concentration Risk The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the Investment Company Act of 1940 (“1940 Act”) may limit the Fund’s ability to invest in other investment companies to the extent desired. Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification RiskAs a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.